Other non-current non-financial assets (Tables)	12 Months Ended
Mar. 31, 2026
Disclosure of other non-current non-financial assets [Abstract]
Disclosure of other non-current non-financial assets
	March 31, 2026	March 31, 2025
Deferred contract costs (refer note below)	4	6
Capital advances	2,995	1,293
Non-current prepayments	481	331
Non-current receivables from taxes other than income tax	65	66
	3,545	1,696